Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of operating lease costs and finance lease costs
	Years Ended December 31,
	2020	2019
	(in thousands)
Operating lease costs:
Operating lease cost	$1,389	$1,908
Short-term lease cost	42	4
Variable lease cost	(14)	(140)
Sublessor income	(326)	(421)

Total operating lease costs	$1,091	$1,351

Finance lease costs:
Amortization of right-of-use assets	$112	$112
Interest on lease liabilities	21	50

Total finance lease costs	$133	$162

Schedule of weighted-average lease terms and discount rates
December 31, 2020
Weighted-average remaining lease term (in years):
Operating leases	5.0
Finance leases	0.3

Weighted-average discount rate:
Operating leases	9.9%
Finance leases	14.2%

Schedule of lease liability maturities for the next five years
	Operating	Finance
	Leases	Leases
	(in thousands)
2021	$1,269	$49
2022	1,441	-
2023	1,484	-
2024	1,529	-
2025	1,575	-
Thereafter	133	-

Total lease payments	7,431	49
Less: Imputed interest	(1,621)	-

Total lease obligations	$5,810	$49